Consolidated Statements of Financial Position - USD ($)		Dec. 31, 2017	Dec. 31, 2016		Jan. 01, 2016
CURRENT ASSETS
Cash and cash equivalents		$ 1,472,763,000	$ 2,689,456,000	[1]	$ 1,668,868,000	[1]
Other current financial assets		110,352,000	136,256,000	[1]	96,123,000	[1]
Other current non-financial assets		195,516,000	143,435,000	[1]	143,614,000	[1]
Trade and other current receivables		2,465,905,000	1,538,858,000	[1]	1,532,234,000	[1]
Current accounts receivable from related parties		7,403,000	45,620,000	[1]	5,023,000	[1]
Inventories		246,089,000	99,198,000	[1]	133,854,000	[1]
Current tax assets		47,393,000	122,971,000	[1]	66,822,000	[1]
Total current assets other than assets or groups of assets for disposal classified as held for sale or as held for distribution to owners		4,545,421,000	4,775,794,000	[1]	3,646,538,000	[1]
Non-current assets or disposal groups held for sale or for distribution to owners	[1]				7,496,812,000
TOTAL CURRENT ASSETS		4,545,421,000	4,775,794,000	[1]	11,143,350,000	[1]
NON-CURRENT ASSETS
Other non-current financial assets		1,752,267,000	1,029,310,000	[1]	689,321,000	[1]
Other non-current non-financial assets		464,501,000	108,407,000	[1]	109,219,000	[1]
Trade and other non-current receivables		712,717,000	537,212,000	[1]	561,417,000	[1]
Non-current accounts receivable from related parties		2,845,000	360,000	[1]	501,000	[1]
Investments accounted for using the equity method		2,747,000	1,770,000	[1]	43,596,000	[1]
Intangible assets other than goodwill		3,682,479,000	1,810,158,000	[1]	1,381,941,000	[1]
Goodwill		713,175,000	714,758,000	[1]	625,492,000	[1]
Property, plant and equipment		8,092,467,000	7,693,156,000	[1]	7,045,689,000	[1]
Deferred tax assets		200,371,000	180,547,000	[1]	153,944,000	[1]
TOTAL NON-CURRENT ASSETS		15,623,569,000	12,075,678,000	[1]	10,611,120,000	[1]
TOTAL ASSETS		20,168,990,000	16,851,472,000	[1]	21,754,470,000	[1]
CURRENT LIABILITIES
Other current financial liabilities		689,768,000	753,857,000	[1]	968,618,000	[1]
Trade and other current payables		3,553,919,000	2,472,614,000	[1]	2,045,770,000	[1]
Current accounts payable to related parties		225,027,000	166,854,000	[1]	154,750,000	[1]
Other current provisions		269,966,000	179,266,000	[1]	179,254,000	[1]
Current tax liabilities		172,638,000	201,467,000	[1]	200,811,000	[1]
Other current non-financial liabilities		23,017,000	48,054,000	[1]	55,236,000	[1]
Total current liabilities other than those associated with groups of assets for disposal classified as held for sale		4,934,335,000	3,822,112,000	[1]	3,604,439,000	[1]
Liabilities associated with disposal groups held for sale or for distribution to owners	[1]				2,739,738,000
TOTAL CURRENT LIABILITIES		4,934,335,000	3,822,112,000	[1]	6,344,177,000	[1]
NON-CURRENT LIABILITIES
Other non-current financial liabilities		4,349,515,000	3,580,077,000	[1]	2,601,240,000	[1]
Trade and other non-current payables		1,060,338,000	512,009,000	[1]	399,268,000	[1]
Other long-term provisions		660,305,000	348,454,000	[1]	258,883,000	[1]
Deferred tax liabilities		455,311,000	329,559,000	[1]	326,553,000	[1]
Non-current provisions for employee benefits		388,931,000	341,353,000	[1]	263,702,000	[1]
Other non-current non-financial liabilities		41,748,000	38,169,000	[1]	28,304,000	[1]
TOTAL NON-CURRENT LIABILITIES		6,956,148,000	5,149,621,000	[1]	3,877,950,000	[1]
TOTAL LIABILITIES		11,890,483,000	8,971,733,000	[1]	10,222,127,000	[1]
EQUITY
Issued capital		6,763,204,424	9,023,164,048	[1]	10,680,663,000	[1]
Treasury shares	[1]		(139,630,000)
Retained earnings		3,583,831,000	4,023,919,000	[1]	5,809,538,000	[1]
Other reserves		(3,866,564,000)	(6,707,819,000)	[1]	(8,004,579,000)	[1]
Equity attributable to shareholders of Enel Américas		6,480,471,000	6,199,634,000	[1]	8,485,622,000	[1]
Non-controlling interests		1,798,036,000	1,680,105,000	[1]	3,046,721,000	[1]
TOTAL EQUITY	[1]	8,278,507,000	7,879,739,000		11,532,343,000
TOTAL LIABILITIES AND EQUITY		$ 20,168,990,000	$ 16,851,472,000	[1]	$ 21,754,470,000	[1]

[1]	As Restated